Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Brazil - 4.6%
Banco BTG Pactual SA	288,800	$ 2,018,152
JBS NV, BDR (A)	139,050	1,909,359
Smartfit Escola de Ginastica e Danca SA	299,500	1,108,239
Vale SA	186,200	1,777,689
		6,813,439
Canada - 2.0%
Fairfax India Holdings Corp. (A)(B)(C)	156,100	2,934,680
China - 19.0%
Alibaba Group Holding Ltd.	370,273	5,457,400
BYD Co. Ltd., H Shares (C)	88,242	1,297,214
Fu Shou Yuan International Group Ltd. (C)	3,667,800	1,686,721
Kingdee International Software Group Co. Ltd. (A)	1,105,000	2,575,987
Kweichow Moutai Co. Ltd., Class A	8,710	1,721,523
Lenovo Group Ltd.	610,500	787,039
NetEase, Inc.	162,800	4,239,022
Tencent Holdings Ltd.	115,478	8,090,815
Zijin Mining Group Co. Ltd., H Shares	813,900	2,172,128
		28,027,849
Greece - 3.4%
Jumbo SA	54,000	1,826,558
Motor Oil Hellas Corinth Refineries SA	49,500	1,422,404
OPAP SA	80,600	1,808,340
		5,057,302
Hong Kong - 3.0%
AIA Group Ltd.	362,353	3,388,116
SITC International Holdings Co. Ltd.	308,700	1,000,817
		4,388,933
Hungary - 1.3%
Richter Gedeon Nyrt	61,700	1,851,952
India - 10.4%
360 ONE WAM Ltd.	141,200	1,697,326
Aegis Logistics Ltd.	128,400	1,053,305
Bajaj Finance Ltd.	114,000	1,145,222
Coal India Ltd.	314,500	1,349,748
HDFC Bank Ltd.	134,281	3,093,412
HEG Ltd.	287,300	1,868,953
ICICI Bank Ltd.	126,800	2,149,696
Reliance Industries Ltd.	185,126	2,937,544
		15,295,206
Indonesia - 0.9%
Bank Mandiri Persero Tbk. PT	5,013,700	1,374,159
Japan - 0.9%
Nexon Co. Ltd.	74,500	1,370,444
Kazakhstan - 1.1%
Halyk Savings Bank of Kazakhstan JSC, GDR (D)	64,700	1,611,030
Luxembourg - 1.4%
Millicom International Cellular SA	49,200	1,975,380
	Shares	Value
COMMON STOCKS (continued)
Mexico - 3.6%
Fibra Uno Administracion SA de CV, REIT	1,051,871	$ 1,494,867
Fomento Economico Mexicano SAB de CV	112,900	1,020,679
Promotora y Operadora de Infraestructura SAB de CV (C)	114,400	1,352,244
Wal-Mart de Mexico SAB de CV (C)	503,677	1,484,465
		5,352,255
Philippines - 1.5%
International Container Terminal Services, Inc.	288,900	2,218,784
Republic of Korea - 11.0%
Hugel, Inc. (A)	7,300	1,773,940
Hyundai Motor Co.	9,664	1,484,303
KINX, Inc.	26,000	1,694,837
Krafton, Inc. (A)	3,000	710,629
Park Systems Corp.	9,300	1,850,880
Samsung Electronics Co. Ltd.	107,447	5,531,955
Shinhan Financial Group Co. Ltd.	62,577	3,068,385
		16,114,929
Republic of South Africa - 5.3%
Investec PLC	291,700	2,163,086
Naspers Ltd., N Shares	18,014	5,582,741
		7,745,827
Russian Federation - 0.0%
Gazprom PJSC, ADR (A)(E)(F)(G)	2,525,844	0
GMK Norilskiy Nickel PAO (A)(E)(F)(G)	737,100	0
Lukoil PJSC, ADR (A)(E)(F)(G)	192,700	0
Mobile TeleSystems PJSC, ADR (A)(E)(F)(G)	382,338	0
Novatek PJSC, GDR (A)(D)(E)(F)(G)	2,914	0
Sberbank of Russia PJSC (A)(E)(F)(G)	1,980,987	0
		0
Saudi Arabia - 1.5%
Saudi Awwal Bank	247,379	2,136,728
Taiwan - 16.2%
Accton Technology Corp.	85,721	2,561,793
Acter Group Corp. Ltd.	89,500	1,469,302
E Ink Holdings, Inc.	352,900	2,435,628
Fusheng Precision Co. Ltd.	179,400	1,688,966
Taiwan Semiconductor Manufacturing Co. Ltd.	405,163	15,746,347
		23,902,036
Turkey - 3.2%
BIM Birlesik Magazalar AS	134,600	1,758,979
Coca-Cola Icecek AS	1,092,700	1,367,397
KOC Holding AS	353,400	1,560,907
		4,687,283
United Arab Emirates - 1.6%
Emaar Properties PJSC	570,975	2,370,610
Transamerica Funds

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 2.2%
Airtel Africa PLC (B)	545,579	$ 1,471,299
Georgia Capital PLC (A)	62,900	1,769,367
		3,240,666
United States - 2.0%
ACM Research, Inc., Class A (A)	75,900	2,304,325
Tecnoglass, Inc.	8,900	694,467
		2,998,792
Uruguay - 2.2%
Arcos Dorados Holdings, Inc., Class A	281,400	1,871,310
MercadoLibre, Inc. (A)	600	1,424,335
		3,295,645
Total Common Stocks (Cost $164,415,562)		144,763,929
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (H)	588,644	588,644
Total Other Investment Company (Cost $588,644)		588,644

Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp.,
1.80% (H), dated 07/31/2025, to be
repurchased at $2,349,618 on 08/01/2025.
Collateralized by a U.S. Government
Obligation, 3.75% due 04/30/2027, and with
a value of $2,396,550.
$ 2,349,500	$ 2,349,500
Total Repurchase Agreement (Cost $2,349,500)	2,349,500
Total Investments (Cost $167,353,706)	147,702,073
Net Other Assets (Liabilities) - (0.3)%	(457,052)
Net Assets - 100.0%	$ 147,245,021
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	12.2%	$18,050,672
Banks	9.1	13,433,410
Broadline Retail	8.4	12,464,476
Capital Markets	7.2	10,582,611
Interactive Media & Services	5.5	8,090,815
Oil, Gas & Consumable Fuels	4.6	6,763,001
Entertainment	4.3	6,320,095
Technology Hardware, Storage & Peripherals	4.3	6,318,994
Hotels, Restaurants & Leisure	3.2	4,787,889
Electronic Equipment, Instruments & Components	2.9	4,286,508
Beverages	2.8	4,109,599
Metals & Mining	2.7	3,949,817
Transportation Infrastructure	2.4	3,571,028
Wireless Telecommunication Services	2.3	3,446,679
Insurance	2.3	3,388,116
Consumer Staples Distribution & Retail	2.2	3,243,444
Automobiles	1.9	2,781,517
Software	1.7	2,575,987
Communications Equipment	1.7	2,561,793
Real Estate Management & Development	1.6	2,370,610
Food Products	1.3	1,909,359
Electrical Equipment	1.3	1,868,953
Pharmaceuticals	1.3	1,851,952
Specialty Retail	1.2	1,826,558
Biotechnology	1.2	1,773,940
Diversified Telecommunication Services	1.1	1,694,837
Leisure Products	1.1	1,688,966
Diversified Consumer Services	1.1	1,686,721
Transamerica Funds

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Industrial Conglomerates	1.1%	$1,560,907
Diversified REITs	1.0	1,494,867
Construction & Engineering	1.0	1,469,302
Consumer Finance	0.8	1,145,222
Marine Transportation	0.7	1,000,817
Building Products	0.5	694,467
Investments	98.0	144,763,929
Short-Term Investments	2.0	2,938,144
Total Investments	100.0%	$ 147,702,073
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$24,981,221	$119,782,708	$0	$144,763,929
Other Investment Company	588,644	—	—	588,644
Repurchase Agreement	—	2,349,500	—	2,349,500
Total Investments	$25,569,865	$122,132,208	$0	$147,702,073
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $4,405,979, representing 3.0% of the Fund's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $3,957,429, collateralized by cash collateral of $588,644 and non-cash collateral, such as U.S. government securities of $3,649,677. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the total value of the Regulation S securities is $1,611,030, representing 1.1%
of the Fund's net assets.

(E)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(F)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2025, the
total value of the securities is $0, representing 0.0% of the Fund’s net assets.

(G)	Security deemed worthless.
(H)	Rate disclosed reflects the yield at July 31, 2025.
(I)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Private Joint Stock Co.
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Emerging Markets Equity

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Emerging Markets Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Emerging Markets Equity

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds